SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Carrying amount
Cash and Cash Equivalents
Cash and cash equivalents	$ 1,634	$ 7,551